Scope of Consolidation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Scope of Consolidation and Summary of Significant Accounting Policies
Schedule of consolidated subsidiaries

		Percentage of
Subsidiary	Location	ownership
Mytheresa Group GmbH	Munich, Germany	100%
Mytheresa SE	Munich, Germany	100%
Theresa Warenvertrieb GmbH	Munich, Germany	100%
mytheresa.com GmbH	Munich, Germany	100%
mytheresa.com Service GmbH	Munich, Germany	100%
mytheresa Business Information Consulting Co Ltd.	Shanghai, China	100%
Mytheresa US Services Inc.	Delaware, United States	100%
Mytheresa International Services GmbH (1)	Munich, Germany	100%
Mytheresa APAC Services Limited (2)	Hong Kong, China	100%
Mytheresa UK Services Ltd.(3)	London, United Kingdom	100%
(1)	Mytheresa International Services GmbH was founded in February 22, 2022.
(2)	Mytheresa APAC Services Limited was founded in February 28, 2022.
(3)	Mytheresa UK Services Ltd. was founded in May 13, 2022.

Summary of estimated useful lives of property and equipment

Asset type	Estimated useful life
Construction in progress	—
Leasehold improvements	over the period of the lease
Other fixed assets and office equipment	3 - 15 years

Summary of new and revised standards and interpretations applied for the first time in the financial year

Revised standard

IFRS 3 (A) Business Combinations – reference to the conceptual framework
IAS 16 (A) Property, Plant and Equipment – Proceeds before intended use
IAS 37 (A) Provisions, Contingent Liabilities and Contingent Assets – Onerous Contracts – cost of fulfilling a contract

The amendments included above do not have a material effect on the consolidated financial statements.

Summary of applicable issued but not yet effective accounting standards and amendments

Revised standard	Effective date

IFRS 17 (A) Insurance Contracts	January 1, 2023
IAS 1 (A) Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies	January 1, 2023
Definition of Accounting Estimates - Amendments to IAS 8	January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – (A) IAS 12	January 1, 2023
Lease Liability in a Sale-and-Leaseback (Amendments to IFRS 16, Leases)	January 1, 2024
Classification of Liabilities as Current or Non-current, and Non-current Liabilities with Covenants (Amendments to IAS 1, Presentation of Financial Statements)	January 1, 2024
Supplier Finance Arrangements (Amendment to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures)	January 1, 2024
(A)	Amendment